OPERATING INCOME	12 Months Ended
Dec. 31, 2022
OPERATING INCOME
OPERATING INCOME

NOTE 25. OPERATING INCOME

25.1. Interest and valuation on financial instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
In millions of COP
Interest on debt instruments using the effective interest method	588,792	311,488	308,453
Interest and valuation on financial instruments
Debt investments(1)	1,198,296	466,124	533,506
Derivatives	171,381	33,637	(337,796)
Spot transactions	77,433	27,348	20,173
Repos	(84,410)	(56,555)	(1,025)
Total valuation on financial instruments	1,362,700	470,554	214,858
Total Interest and valuation on financial instruments	1,951,492	782,042	523,311

(1) The increase is mainly represented by Bancolombia S.A., due to a higher volume and higher valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate.

25.2.       Interest expenses

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
In millions of COP
Deposits(1)	6,141,680	2,814,505	4,084,192
Debt instruments in issue	1,328,511	1,053,441	1,053,989
Borrowing costs(1)	763,717	293,949	527,825
Lease liabilities(2)	111,349	111,556	118,600
Preferred shares	57,701	57,701	57,701
Borrowings from other financial institutions	11,375	3,870	5,838
Other interest	28,137	16,534	14,863
Total interest expenses	8,442,470	4,351,556	5,863,008

(1) The increase is mainly presented in Bancolombia S.A., due to the increase in volume and the increase in intervention rate issued by Banco de la República closed in 2022, at 12.00% and in 2021, at 3.00%, and which had an impact on the rates of deposits operations.

(2) See Note 7.2 Lessee.

Net interest income is defined as interest on loan portfolio and financial leasing operations, interest on debt instruments measured by the effective interest method and interest expense amounts to COP 16,929,815, COP 11,304,222 and COP 10,578,422 for the years ended in December 31, 2022, 2021 and 2020, respectively.

25.3.        Fees and commissions

The Bank has elected to present the income from contracts with customers as an element in a line named “Fees and commissions income” in the consolidated statement of income separated from the other income sources.

The information contained in this section about the fees and commission’s income presents information on the nature, amount, timing and uncertainty of the income from ordinary activities which arise from a contract with a customer under the regulatory framework of IFRS 15 Revenue from Ordinary activities from Contracts with Customers.

In the following table, the description of the main activities through which the Bank generates revenue from contracts with customers is presented:

Fees and Commissions	Description
Banking services

Banking Services are related to commissions from the use of digital physical channels or once the customer makes a transaction. The performance obligation is fulfilled once the payment is delivered to its beneficiary and the proof of receipt of the payment is sent, in that moment, the collection of the commission charged to the customer is generated, which is a fixed amount. The commitment is satisfied during the entire validity of the contract with the customer. The Bank acts as principal.

Credit and debit card fees

In debit card product contracts, it is identified that the price assigned to the services promised by the Bank to the customers is fixed. Given that no financing component exists, it is established on the basis of the national and international interbank rate. Additionally, the product charges to the customers commissions for handling fees, at a determined time and with a fixed rate.

For Credit Cards, the commissions are the handling fees and depend on the card franchise. The commitment is satisfied in so far that the customer has capacity available on the card.

Other revenue received by the (issuer) credit card product, is advance commission; this revenue is the charge generated each time the customer makes a national or international advance, at owned or non-owned ATMs, or through a physical branch. The exchange bank fee is a revenue for the Issuing Bank of the credit card for the services provided to the business for the transaction effected at the point of sale. The commission is accrued and collected immediately at the establishment and has a fixed amount.

In the credit cards product there is a customer loyalty program, in which points are awarded for each transaction made by the customer in a retail establishment. The program is administrated by a third party who assumes the inventory and claims risks, for which it acts as agent. The Bank, recognized it as a lower value of the revenue from the exchange bank fee.

The rights and obligations of each party in respect of the goods and services for transfer are clearly identified, the payment terms are explicit, and it is probable, that is, it takes into consideration the capacity of the customer and the intention of having to pay the consideration at termination to those entitled to change the transferred goods or services. The revenue is recognized at a point in time: the Bank satisfies the performance obligation when the “control” of the goods or services was transferred to the customers.

Deposits

Deposits are related to the services generated from the offices network of the Bank once a customer makes a transaction. The Bank generally commits to maintain active channels for the products that the customer has with the Bank, with the purpose of making payments and transfers, sending statements and making transactions in general. The commissions are deducted from the deposit account, and they are incurred at a point in time. The Bank acts as principal.

Electronic services and ATMs

Revenue received from electronic services and ATMs arises through the provision of services so that the customers may make required transactions, and which are enabled by the Bank. These include online and real-time payments by the customers of the Bank holding a checking or savings accounts, with a debit or credit card for the products and services that the customer offers. Each transaction has a single price, for a single service. The provision of collection services or other different services provided by the Bank, through electronic equipment, generates consideration chargeable to the customer established contractually by the Bank as a fee. The Bank acts as principal and the revenue is recognized at a point in time.

Brokerage

Brokerage is a group of services for the negotiation and administration of operations for purchasing fixed revenue securities, equities and operations with derivatives in its own name, but on the account of others. The performance obligations are fulfilled at a point in time when the commission agent in making its best effort can execute the business entrusted by the customer in the best conditions. The performance obligations are considered satisfied once the service stipulated in the contract is fulfilled, as consideration fixed, or variable payments are agreed, depending on the service. The Bank acts generally as principle and in some special cases as agent.

Remittance

Revenue for remittance is received as consideration for the commitment established by the Bank to pay remittances sent by the remitting companies to the beneficiaries of the same. The commitment is satisfied at a point in time to the extent that the remittance is paid to the beneficiary.

The price is fixed, but may vary in accordance to the transferred amount, due to the operation being dependent on the volume of operations generated and the transaction type. There is no component of financing, nor the right to receive consideration dependent on the occurrence or not of a future event.

Acceptances, Guarantees and Standby Letters of Credit

Banking Service from acceptances, guarantees and standby letters of credit which are not part of the portfolio of the Bank. There exist different performance obligations; the satisfaction of performance obligations occurs when the service is given to the customer. The consideration in these types of contracts may include fixed amounts, variable amounts, or both, and the Bank acts as principal. The revenue is recognized at a point in time.

Trust

Revenue related to Trust are received from the administration of the customer resources in the business of investment trusts, property trusts, management trusts, guarantee trusts, for the resources of the general social security system, Collective portfolios and Private Equity Funds (PEF). The commitments are established in contracts independently and in an explicit manner, and the services provided by the Bank are not inter-related between the contracts. The performance obligation corresponds to performing the best management in terms of the services to be provided in relation to trust characteristics, thus fixed and variable prices are established depending on the complexity of the business, similarly, revenues are recognized throughout or at a determined time. In all the established businesses it acts as principal.

Placement of Securities

Valores Bancolombia makes available its commercial strength for the deposit, reinvestment of resources through financial instruments to the issuing company. It receives a payment for deposits made. The commitment of the contract is satisfied to the extent that the resources requested by the issuer are obtained through the distribution desks of Valores Bancolombia. The collection is made monthly. It is established that Valores Bancolombia may undertake collection of these commissions at the end of the month through a collection account charged to the issuer, acting as principal.

Bancassurance

The bank receives a commission for collecting insurance premiums at a given time and for allowing the use of its network to sell insurance from different insurance companies over time. The Bank in these bancassurance contracts acts as agent (intermediary between the customer and the insurance company), since it is the insurance company which assumes the risks, and which handles the complaints and claims of the customers inherent in each insurance. Therefore, the insurance company acts as principal before the customer. The prices agreed in bancassurance are defined as a percentage on the value of the policy premiums. The payment shall be tied to the premiums collected, sold or taken for the case of employees’ insurance. The aforementioned then means that the price is variable, since, the revenue will depend on the quantity of policies or calculations made by the insurance companies.

Collections

The Bank acting as principal, commits to collect outstanding invoices receivable by the collecting customers through the different channels offered by the bank, send the information of the collections made and credit the money to the savings or checking account defined by the collecting customer. The commitment is satisfied at a point in time to the extent that the money is collected by the different channels, the information of the said collections is delivered appropriately, and the resources are credited in real-time to the account agreed with the customer. For the service, the Bank receives a fixed payment, which is received for each transaction once the contract is in effect.

Services

These are the maintenance services performed on the fleet owned by the customers, these services are performed on demand, and the value of the service cost is invoiced plus an intermediation margin. The collection is made by the amount of expense invoiced by the provider plus an intermediation percentage, which ranges between 4% and 10% depending on the customer.

The contract is written, is based on a framework contract which is held between the customers which contains the general terms of negotiation and the payment terms are generally 30 days after generating the invoice. The revenue is recognized when the service is provided. There is no financing nor sanctions for early cancellations.

In logistic operation services the contract is written, with a defined duration, and details the rights and obligations of the parties. In general terms, the Bank commits to provide to customers merchandise transport services, which includes the driver, fuel, maintenance, tolls and other elements required to carry out the routes requested by the customer. Once the trip is finished, the price is variable and is determined by the average cost per route, which is updated at the start of the year. At the end of the month an adjustment is made to this price, with the actual costs incurred in the operation, such as the fuel, tolls, handling, maintenance, administrative expenses, among others.

To view the details of the balance, refer to line ‘Services’ in Note 25.4 Other operational Income.

Gains on sale of assets

These are the revenue from the sale of assets, where the sale value is higher than the book value recorded in the accounts, the difference representing the gains. The recognition of the revenue is at a point in time once the sale is realized. The Bank acts as principal in this type of transaction and the transaction price is determined by the market value of the asset being sold.

To view the details of the balance, refer to line ‘Gain on sale of assets’ in Note 25.4 Other operational Income.

Investment Banking

Investment Banking offers to customer’s financial advisory services in the structuring of businesses in accordance with the needs of each one of them. The advisory services consist in realizing a financial structuring of a credit or bond in which the Investment Bank offers the elements so that the company decides the best option for structuring the instrument. In the financial advisory contract, a best efforts clause is included.

The promises given to the customers are established in the contracts independently and explicitly. The services provided by the Invesment Bank are not interrelated between the contracts, correspond to the independent advice agreed and do not include additional services in the commission agreed with the customer. The advisory services offered in each one of the contracts are identifiable separately from the other performance commitments that the Investment Bank may have with the customers. The Investment Bank does not have a standard contract for the provision of advisory services, given than each contract is tailored to the customer’s needs.

The transaction price is defined at the start of the contract and is assigned to each service provided independently. The price contains a fixed and a variable portion which is provided in the contracts. The variation depends on the placement amount for the case of a financial structuring contract and coordination of the issuance and conditions of the same. In these operations Banca de Inversion Bancolombia provides advice to the customers and the price shall depend at times on the success and amount of the operation. In the contracts subject to evaluation there are no incremental costs associated with the satisfaction of the commitments of the Bank with the customers provided for.

In the contracts signed with the customers, a penalty clause is established in case of a customer withdrawing from continuing with the provision of the services established in the commercial offer. The penalty shall be recognized in the financial statements once the Investment Bank is notified on the withdrawal under the concept of charges for early termination of the contract.

The Bank presents the information on revenue from contracts with customers in accordance with its operating segments defined earlier in Note 3 Operating Segments for each of the principal services offered.

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3 Operating segments:

As of December 31, 2022

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Credit and debit card fees and commercial estabilshments	2,248,727	232,637	216,977	79,551	-	-	-	1,868	-	2,779,760
Bancassurance	814,653	57,858	97	-	29	8	32	-	-	872,677
Payment and collections	851,983	13,975	-	-	-	-	-	-	-	865,958
Banking services	481,103	91,938	142,047	78,264	-	-	-	31,277	12,732	837,361
Trust	-	18,975	6,522	803	318,840	-	78,509	53	-	423,702
Placement of securities and investment banking	-	550	1,482	-	-	86,224	15,667	-	-	103,923
Acceptances, Guarantees and Standby Letters of Credit	58,293	18,382	10,081	3,774	-	-	-	828	-	91,358
Brokerage	-	11,888	-	-	-	-	15,960	-	-	27,848
Others	229,804	380	66,971	56,162	-	-	1,198	7,995	5,429	367,939
Total revenue of contracts with customers	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526

As of December 31, 2021

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Credit and debit card fees and commercial estabilshments	1,830,128	174,226	168,273	61,831	-	-	-	1,663	-	2,236,121
Bancassurance	636,632	49,730	129	-	40	10	51	-	-	686,592
Payment and collections	723,297	10,064	-	-	-	-	-	-	-	733,361
Banking services	414,870	69,379	118,532	56,548	-	-	-	22,902	-	682,231
Trust	-	17,420	6,567	704	347,838	-	90,548	46	-	463,123
Placement of securities and investment banking	-	1,998	1,353	-	-	79,521	11,481	-	-	94,353
Acceptances, Guarantees and Standby Letters of Credit	43,863	16,125	6,928	3,716	-	-	-	1,917	-	72,549
Brokerage	-	12,661	-	-	-	-	14,193	-	-	26,854
Others	192,682	-	57,942	37,109	-	-	1,009	6,781	3,097	298,620
Total revenue of contracts with customers	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804

As of December 31, 2020

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Credit and debit card fees and commercial estabilshments	1,484,085	147,448	126,857	85,643	-	-	-	1,834	-	1,845,867
Bancassurance	685,783	42,697	139	-	8	3	12	-	-	728,642
Payment and collections	595,222	-	-	-	-	-	-	-	-	595,222
Banking services	329,281	77,727	105,821	49,782	-	-	-	20,234	-	582,845
Trust	844	18,089	1,868	788	349,127	-	81,373	46	2,115	454,250
Placement of securities and investment banking	-	789	1,723	-	-	37,354	12,170	-	-	52,036
Acceptances, Guarantees and Standby Letters of Credit	38,864	13,976	5,112	2,713	-	-	-	1,109	-	61,774
Brokerage	-	10,047	-	9	-	-	18,308	-	-	28,364
Others	157,303	-	48,272	37,333	15	90	765	5,673	(38)	249,413
Total revenue of contracts with customers	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413

For the determination of the transaction price, the Bank assigns to each one of the services the amount which represents the value expected to be received as consideration for each independent commitment, which is based on the relative price of independent sale. The price that the Bank determines for each performance obligation is done by defining the cost of each service, related tax and associated risks to the operation and inherent to the transaction plus the margin expected to be received in each one of the services, taking as references the market prices and conditions, as well as the segmentation of the customer.

In the transactions evaluated in the contracts, changes in the price of the transaction are not identified.

Contract assets with customers

The Bank receives payments from customers based on the provision of the service, in accordance to that established in the contracts. When the Bank incurs costs for providing the service prior to the invoicing, and if these are directly related with a contract, they improve the resources of the entity and are expected to recuperate, these costs correspond to a contract asset. Currently, the Group does not have assets related to contracts with customers.

As a practical expedient, the Bank recognizes the incremental costs of obtaining a contract as an expense when the amortization period of the asset is one year or less.

Contract liabilities with customers

The contract liabilities constitute the obligation of the Bank to transfer the services to a customer, for which the Group has received a payment on the part of the final customer or if the amount is due before the execution of the contract. They also include deferred income related to services that shall be delivered or provided in the future, which will be invoiced to the customer in advance, but which are still not due.

The contract liabilities increased COP 1,831 in 2022. The changes in contract liabilities are due to performance circumscribed in the contract.

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2022, 2021 and 2020:

	2022	2021	2020
	In millions of COP
Accounts receivable from contracts with customers(1)	192,029	182,672	177,991
Liabilities from contracts with customers(2)(3)	56,856	55,025	64,071

(1) Allowances for receivables from customers are COP 15,330, COP 16,537 and COP 36,061 for the year 2022, 2021 and 2020, respectively.

(2) Contract liabilities are mainly related to commissions received from customers when the Bank issues financial guarantees. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2022 was 1.6 years and as of December 31, 2021, 1.3 years.

(3) See Note 20 Other liabilities.

Fees and Commissions Expenses

Fees and Commissions Expenses	2022	2021	2020
	In millions of COP
Banking services	1,242,590	798,729	587,531
Sales, collections and other services(1)	708,803	619,715	558,038
Correspondent banking	406,567	307,308	213,850
Payments and collections	34,720	26,897	20,034
Others	197,486	108,034	182,132
Total expenses for commissions	2,590,166	1,860,683	1,561,585

(1) Increase in 2022 due to greater demand for attention through the telephone channel (contact center services).

25.4.        Other operating income

The following table sets forth the detail of other operating income net for the years ended December 31, 2022, 2021 and 2020:

Other operating income	2022	2021	2020
	In millions of COP
Leases and related services(1)	1,362,677	936,574	711,575
Investment property valuation(2)	236,617	67,762	(3,501)
Gains on sale of assets(3)	171,482	227,445	65,932
Logistics services	165,738	140,451	143,145
Insurance(4)	92,294	54,833	59,514
Other reversals	64,467	56,381	70,352
Penalties for failure to contracts	6,833	15,680	8,207
Hedging	(3,012)	(6,133)	(3,746)
Net foreign exchange and Derivatives Foreign exchange contracts(5)	(373,045)	296,534	599,396
Others	329,384	232,614	193,698
Total Other operating income	2,053,435	2,022,141	1,844,572

(1) Corresponds to operating leases for COP 649,693, COP 412,286 and COP 311,291, other related leasing services for COP 541,436, COP 375,275 and COP 266,158 (see Note 7.1 lessor), property leases for COP 157,511, COP 139,021 and COP 125,494 (see Note 11. Investment properties) and other assets leases for COP 14,037, COP 9,992, COP 8,632 for the years ended December 31, 2022, 2021 and 2020 respectively.

(2) Increase in investment properties and variation in fair value due to improved market conditions at the reporting date. See Note 11. Investment properties.

(3) In 2022, corresponds mainly to lower gains on assets held for sale, mostly vehicles and assets returned from leasing contracts.

(4) Corresponds to income from insurance operations of Seguros Agromercantil S.A., which operates in Guatemala.

(5) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.

25.5. Dividends and net income on equity investments

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2022, 2021 and 2020:

Dividends and net income on equity investments	2022	2021	2020
	In millions of COP
Equity method(1)	219,105	199,652	136,596
Dividends(2)	59,072	108,079	14,217
Equity investments(3)	(672)	7,253	(27,795)
Impairment of investments in associates and joint ventures(4)	(9,633)	(1,733)	(4,399)
(Losses) Gains on sale of investments in associates(5)	(34,451)	9,896	-
Others(6)	2,433	5,197	4,706
Total dividends received, and share of profits of equity method investees	235,854	328,344	123,325
(1)	Corresponds to income from equity method of investments in associates as of December 31, 2022, 2021 and 2020 for COP 265,885, COP 179,033 and COP 123,676 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (46,780) COP 20,619 and COP 13,019, respectively. For further information, see Note 8 investments in associates and joint ventures.
(2)	Includes dividends received from equity investments at fair value through profit or loss as of December 31, 2022, 2021 and 2020 in the amounts of COP 6,209, COP 40,188 and COP 115, respectively and of investments derecognised for COP 116, COP 251 and COP 490, respectively. For 2022, the decrease is the result of the dividends on the preferred share of Tuya S.A. and the increase in 2021 is explained by the dividends on the preferred share of Tuya S.A. and the Bolsa de Valores de Colombia. Dividends from equity investments at fair value through OCI amounted to COP 16,842, COP 12,665 and COP 13,567, respectively. Additionally, these amounts include dividends on investments in associates at fair value. See Note 8 investments in associates and joint ventures.
(3)	During 2020, the losses in the investment portfolios of the Bank are due to the negative macroeconomic impacts resulting from the global COVID-19 pandemic.
(4)	For 2022, corresponds to the recognized impairment losses of the investments in associates and joint ventures Reintegra S.A.S. by COP 7,688, Fondo de Capital Privado Ruta del Sol compartimiento A COP 6,514 and Viliv S.A.S (In liquidation) by COP 463, it was recognized in all others segments, offset for recovery of impairment losses in the associate Internacional Ejecutiva de Aviación S.A.S. by COP 5,032 in the Investment banking segment. For 2021 and 2020, corresponds the associate Internacional Ejecutiva de Aviación S.A.S. For further information, see Note 8 Investments in associates and joint ventures.
(5)	On December 5, 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., to comply with the authorized investment regime, and a loss of COP (41,434) was recognized. See Note 8 Investments in associates and joint ventures. Additionally, as a result of the sale in 2019 of the investments in the associates Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., COP 6,983 was received as contingent payment; and by 2021, COP 9,896 had been received.
(6)	For 2022, corresponds to gains recognized in acquisition of PA FAI Calle 77 from a bargain purchase. In 2021, corresponds to gains recognized by the Bank as the difference between book value and fair value of Wompi S.A.S. (before Vlipco S.A.S.) previous to its acquisition date, the transaction was completed in November 2021. For further information, see Note 9.3 Business combination. In 2020, corresponds to the valuation of the financial liability that the Bank had with BAM Financial Corporation (BFC), due to its obligation to pay cash in the future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. In February 2020, BFC notified its decision to exercise the contractual put option for the sale of the GAH common stock held, and in September, 2020, the Bank purchased 40% of the common stock of GAH from BFC, after obtaining the necessary regulatory approvals.